Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.
PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Buildings (1)	865,447	865,447
Leasehold and buildings improvement	95,953	69,706
Electronic and office equipment	37,497	38,473
Total cost	998,897	973,626
Less: Accumulated depreciation	(141,249)	(159,843)
Property and equipment, net	857,648	813,783

(1)
In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. In 2018, the Group purchased one building in Wuhan (Building D) with a total consideration of RMB404,725 (including input VAT). In March 2021, Building D was completed for intended use and the cost of RMB385,176 necessarily incurred for its intended use was recorded to property and equipment in 2021.

To purchase these four buildings, the Group obtained mortgage loans with the total amount of RMB321,540 from PRC banks in 2018 and 2021 (Note 12).

Depreciation expenses were RMB39,574, RMB36,361 and RMB45,371 for the years ended December 31, 2020, 2021 and 2022, respectively.